Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2022 and February 4, 2022 (the date of closing of the Business Combination) when the liabilities were assumed, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2022	Gain (Loss)	February 4, 2022
Private Warrants derivative liability	3	$7,989	$(4,073)	$3,916
Forward share purchase agreements derivative liability	3	7,452	6,718	14,170
Escrow Shares derivative liability	3	10,129	(3,261)	6,868
Shareholder earn-out rights derivative liability	3	35,912	(9,781)	26,131

Total		$61,482	$(10,397)	$51,085

Schedule of Change in Fair value of Derivative Liability	The following table presents a summary of the changes in the fair value of the Private Warrants derivative liability:

February 4, 2022	$3,916
Change in fair value	4,073

March 31, 2022	$7,989

The following table presents a summary of the changes in the fair value of the FPA derivative liability:

February 4, 2022	$14,170
Change in fair value	(6,718)

March 31, 2022	$7,452

The following table presents a summary of the changes in the fair value of the Escrow Shares derivative liability:

February 4, 2022	$6,868
Change in fair value	3,261

March 31, 2022	$10,129

The following table presents a summary of the changes in the fair value of the shareholder earn-out
rights derivative liability:

February 4, 2022	$26,131
Change in fair value	9,781

March 31, 2022	$35,912

Schedule of Valuation Assumptions
The Private Warrants were valued using a Black-Scholes model and the following Level 3 inputs:

	March 31, 2022	February 4, 2022
Exercise price	$11.50	$11.50
Stock price	$8.28	$6.53
Volatility	36.7%	34.3%
Term (in years)	4.85	5.00
Risk-free rate	2.4%	1.8%
Dividend yield	0.0%	0.0%
The FPAs were valued using a Black-Scholes model and the following Level 3 inputs:

	March 31, 2022	February 4, 2022
Exercise price—one agreement	$10.16	$10.16
Exercise price—three agreements	$10.01	$10.01
Stock price	$8.28	$6.53
Volatility	72.6%	63.9%
Term (in years)	0.09	0.24
Risk-free rate	0.2%	0.2%
Dividend yield	0.0%	0.0%
The Escrow Shares derivative liability was calculated using a binomial lattice model and the following Level 3 inputs:

	March 31, 2022	February 4, 2022
First stock price trigger	$13.50	$13.50
Second stock price trigger	$15.50	$15.50
Stock price	$8.28	$6.53
Volatility	63.0%	64.0%
Term (in years)	2.85	3.00
Risk-free rate	2.4%	1.6%
Dividend yield	0.0%	0.0%
The shareholder
earn-out
rights were valued using a binomial lattice model and the following Level 3 inputs:

	March 31, 2022	February 4, 2022
First stock price trigger	$13.50	$13.50
Second stock price trigger	$15.50	$15.50
First revenue trigger	$65,000	$65,000
Second revenue trigger	$101,000	$101,000
Stock price	$8.28	$6.53
2022 Revenue assumption	$55,500	$55,500
Volatility	63.0%	64.0%
Term (in years)	2.85	3.00
Risk-free rate	2.4%	1.6%
Dividend yield	0.0%	0.0%